Promissory Note (Details) - Successor [Member] - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Principal amount	$ 3,885	$ 3,885
Less: Unamortized original issue discount	399	834
Unamortized debt issuance cost	7	14
Note payable before accrued interest payable	3,479	3,037
Add: Accrued interest payable	216	16
Note payable	4,103	3,053
Accrued monitoring fee	$ 408